FINANCIAL INSTRUMENTS - Liquidity risk (Details) - Liquidity risk - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	R$ 29,321,092	R$ 30,125,257
Next 12 months
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	8,251,607	6,998,424
1-3 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	6,126,076	6,079,924
4-5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	4,221,983	3,208,433
More than 5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	10,721,426	13,838,476
Trade accounts payable
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	4,335,054	3,179,954
Trade accounts payable | Next 12 months
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	4,335,054	3,179,954
Loans and Financing
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	20,613,734	24,470,751
Loans and Financing | Next 12 months
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	2,817,346	3,191,793
Loans and Financing | 1-3 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	5,053,827	6,060,187
Loans and Financing | 4-5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	2,509,962	3,168,144
Loans and Financing | More than 5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	10,232,599	12,050,627
Debentures
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	1,940,474	59,128
Debentures | Next 12 months
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	104,995
Debentures | 1-3 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	231,817	6,528
Debentures | 4-5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	1,600,632	40,289
Debentures | More than 5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	3,030	12,311
Unrealized losses on financial instruments
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	5,245	1,267
Unrealized losses on financial instruments | Next 12 months
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	5,245	1,267
Obligation with FIDC
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	938,526	1,135,077
Obligation with FIDC | 1-3 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	827,137
Obligation with FIDC | 4-5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	111,389
Obligation with FIDC | More than 5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations		1,135,077
Other current liabilities
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	988,967	625,410
Other current liabilities | Next 12 months
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	988,967	625,410
Other non-current liabilities
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	499,092	653,670
Other non-current liabilities | 1-3 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	13,295	13,209
Other non-current liabilities | More than 5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	R$ 485,797	R$ 640,461